CAPITAL ACQUISITIONS AND DISPOSITIONS - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 09, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about unconsolidated subsidiaries [line items]
Disposition transaction cost		$ 19.8	$ 48.5
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 39.8
Alberta Montney Acquisition
Disclosure of information about unconsolidated subsidiaries [line items]
Proceeds from disposal for cash consideration	$ 400.0